VIA ELECTRONIC FILING

Securities and Exchange
Commission
450 Fifth Street,N.W.
Judiciary Plaza
Washington, DC 20549

Attention: Division of
Investment Management

RE: Merrill Lynch Global
SmallCap Fund, Inc.
Post-Effective Amendment
No.10  to the Registration
Statement on Form N-1A
(Securities Act File
No.33-53399,
Investment Company Act
File No.811-07171)

Ladies and Gentlemen:

Pursuant to Rule 497(j)
under the Securities Act
of 1933, as amended
(the 1933 Act),
Merrill Lynch Global
SmallCap Fund, Inc.
hereby certifies that:

(1) the form of
Prospectus
and Statement of
Additional
Information that
would
have been filed
pursuant
to Rule 497(c)
under the 1933 Act
would not have differed
from that contained
in Post-Effective Amendment
No.10 to the Trusts
Registration Statement
on Form N-1A;
and

(2) the text of Post-Effective
Amendment No.10
to the Trusts Registration
Statement on Form N-1A
was filed electronically
with the Securities
and Exchange Commission
on October 10,2002.

Very truly yours,
Merrill Lynch Global
SmallCap Fund Inc.


/s/ Susan B. Baker
Susan B. Baker
Secretary of Fund